Insurance (Details 2) (USD $)	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor
Changes to the entity's estimated losses under self-insured programs
Balance at the beginning of the period	$ 216,076,000	$ 247,872,000		$ 208,407,000	$ 206,449,000
Expense for current period reserves	51,144,000	77,003,000		25,562,000	72,851,000
(Favorable) unfavorable changes to prior reserves	11,308,000	(2,480,000)		2,452,000	436,000
Changes in losses covered by commercial insurance programs	10,785,000	(9,185,000)
Payments for claims	(41,441,000)	(74,613,000)		(31,045,000)	(71,329,000)
Balance at the end of the period	247,872,000	238,597,000		205,376,000	208,407,000
Discount factor	7,875,000	8,485,000		17,368,000	17,979,000
Undiscounted reserve, end of period	255,747,000	247,082,000		222,744,000	226,386,000
Expected future claim payments relating to non-health and welfare insurance reserves
2013		48,786,000
2014		34,646,000
2015		32,605,000
2016		29,455,000
2017		24,489,000
Thereafter		68,616,000
Total		238,597,000
Deposits and restricted investments
Restricted cash, cash equivalents and other	7,857,000	5,327,000
Restricted marketable securities	9,722,000	19,154,000
Other short-term insurance collateral	23,256,000
Insurance collateral-short-term	40,835,000	24,481,000	29,039,000
Restricted long-term investments	74,356,000	4,504,000
Other long-term insurance collateral	31,407,000	16,256,000
Insurance collateral-long-term	105,763,000	20,760,000	12,107,000
Reinsurance receivable	$ 10,800,000	$ 1,600,000	$ 1,300,000